UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 10/31/08

Date of reporting period: 07/01/08 - 10/31/08

Item 1 - Attach shareholder report






BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)





















Annual Report
October 31, 2008


Management's Discussion of Fund Performance

December 22, 2008

Dear Fellow Shareholders:

We are very proud to present the October 2008 Annual Report of Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

As you may have noticed, we have changed our fiscal year from June 30 to October 31. The Board of Directors of Bullfinch Fund, Inc. voted to change the fiscal year in order to align the fund's fiscal calendar with various tax related compliance requirements. These requirements deal with the timing of the Fund's dividends to shareholders. In the past, we have often issued two dividends in one year - one prior to the end of our previous fiscal year and one prior to December 31. This latter date is a date all funds must comply with. In addition, all funds must calculate their capital gains dividends based on both their fiscal year end and October 31. By making our fiscal year end coincide with October 31, we now only need to use one date when determining capital gains. This report represents the short fiscal year from July 1, 2008 through October 31, 2008.

Historic events occurred during this period as the credit markets virtually froze in September, sending the market down. Indeed, the performance of our Greater Western New York Series finally went negative for the year in that month. It was one of only two funds in its category to be positive through August 31 according to the Wall Street Journal when the paper listed our Series as the nation's top multi-cap value fund.

After Washington finally passed the Troubled Assets Relief Program, the market give Congress and the Administration a resounding raspberry, sending the markets in a tailspin that reminded everyone of 1929. It appears to have been a "buyer's strike" (i.e., where few investors sought to buy stocks and many investors. wanted to sell stocks). Given the market no longer appeared to be using traditional valuation techniques, we also pulled the plug on buying and opted to sit tight until we saw some stabilization.

No area was safe and our funds took the hit just like everyone else. The worst performing sector was the Oil & Related sector as it gave up its strong gains from earlier in the year as the price of oil tumbled. In addition, the Banking & Finance sector continued to perform poorly as the credit crisis peaked. Our best performing sectors included Utilities, General Retail and Insurance - all positive for the period.

This is one period in time when we are happy to say past performance does not guarantee future results. While the benchmark for each series - the Value Line Geometric Index - fell 31.00% in the four months ending October 31, 2008, both Series fell by substantially less. The Unrestricted Series dropped 17.47% and the Greater Western New York Series dropped 14.64%. Each Series remains in a temporarily defensive position and, as a result of this position to not be fully invested in equities, each Series may not achieve its objective.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President



BULLFINCH FUND, INC.
PERFORMANCE SUMMARY
The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/98 to 10/31/08. These changes are then compared to a $10,000 investment in the Value Line Geometric Index, The Value Line Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed.
The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

                   $10,000                        $10,000
6/30/1999          $10,353                         $9,771
6/30/2000          $10,711                         $8,919
6/30/2001          $12,452                         $8,744
6/30/2002          $11,269                         $7,093
6/30/2003          $12,007                         $6,468
6/30/2004          $14,091                         $8,241
6/30/2005          $14,485                         $8,639
6/30/2006          $14,672                         $9,253
6/30/2007          $17,394                        $10,795
6/30/2008          $15,523                         $8,136
10/31/2008         $12,811                         $5,614

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
10/31/2008    Unrestricted Series              Geometric Index

One-Year           -26.54%                        -46.53%
Five-Year          - 0.52%                        - 5.55%
Ten-Year           + 4.76%                        - 3.93%

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index

                   $10,000                        $10,000
6/30/1999           $8,852                         $9,771
6/30/2000           $8,617                         $8,919
6/30/2001           $8,890                         $8,744
6/30/2002           $8,073                         $7,093
6/30/2003           $8,608                         $6,468
6/30/2004          $10,734                         $8,241
6/30/2005          $11,314                         $8,639
6/30/2006          $12,510                         $9,253
6/30/2007          $14,077                        $10,795
6/30/2008          $12,643                         $8,136
10/31/2008         $10,791                         $5,614

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
10/30/2008    Greater Western New York Series  Geometric Index

One-Year           -26.93%                        -46.53%
Five-Year          + 1.63%                        - 5.55%
Ten-Year           + 3.00%                        - 3.93%

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2008
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of Bullfinch Fund, Inc. - Unrestricted Series


We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Unrestricted Series (a series within the Bullfinch Fund, Inc.), including the schedule of investments, as of October 31, 2008, and the related statements of operations and changes in net assets for the four months ended October 31, 2008, and the years ended June 30, 2008 and 2007, and the financial highlights for the four months ended October 31, 2008 and the four previous fiscal years ended June 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc - Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of October 31, 2008, and the results of its operations and changes in net assets for the four months ended October 31, 2008, and the years ended June 30, 2008 and 2007, and its financial highlights for the four months ended October 31, 2008 and four previous fiscal years ended
June 30, 2008 in conformity with accounting principles generally accepted in the United States of America.



/s/ Rotenberg & Co., LLP
Rotenberg & Co., LLP
Rochester, New York
  December 22, 2008


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2008



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $3,674,180                   $  3,229,612

Cash                                                   1,037,149

Due from Shareholder Transaction                          10,000

Accrued Interest and Dividends                             1,763

Prepaid Expenses                                           6,260
                                                    ------------
Total Assets                                        $  4,284,784
                                                    ============

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses				                  $     9,789


NET ASSETS

Net Assets (Equivalent to $10.68 per share
   based on 400,408.280 shares of stock outstanding)   4,274,995
                                                    ------------

Total Liabilities and Net Assets                     $ 4,284,784
                                                    ============

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      400,408.280 Shares Outstanding                $  5,042,079

Accumulated Net Investment Loss                         (322,516)
                                                    ------------

Net Unrealized Depreciation on Investments              (444,568)
                                                    ============

Net Assets at October 31, 2008                      $  4,274,995





The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2008


                   Historical
Common Stocks - 100%	Shares   Cost	Value

Computers - Software - 10.36%
   Microsoft Corp.       6,200      151,626     138,446
   Oracle               11,000      119,262     201,190
   Synopsis, Inc.        5,600      115,460     102,368
                                  ---------   ---------
                                    386,348     442,004

Medical Products and Supplies - 6.29%
  Johnson & Johnson      2,400      136,714     147,216
  Medtronic Inc.         3,000      147,940     120,990
                                  ---------   ---------
                                    284,654     268,206
Semiconductors - 5.69%
   Intel Corp.           8,000      143,610     128,248
   National
     Semiconductor Corp. 8,700      143,165     114,579
                                  ---------   ---------
                                    286,775      242,827

Electrical Equipment - 5.11%
   Corning Inc.          9,700      108,147     105,051
   General Electric Co.  5,800      160,176     113,158
                                  ---------   ---------
                                    268,323     218,209

Pharmaceuticals - 4.99%
   Mylan Inc.           10,800     179,051       92,556
   Pfizer Inc.           6,800     155,526      120,428
                                  ---------   ---------
                                   334,577      212,984

Biotech - 4.47%
  Genentech Inc.         2,300     154,107      190,762

Retail - Specialty - 4.34%
   Fastenal Co.          4,600     160,395      185,196

Retail - General - 4.31%
   Fred's Inc. Class A   15,000	  152,560	  183,750

Banking and Finance - 3.61%
   Fiserv, Inc.          3,000       75,229     100,080
   Fannie Mae            4,200      140,730      3,893
   Fifth Third Bancorp   4,600       96,271      49,910
                                  ---------   ---------
                                    312,230     153,883

Commercial Services - 3.08%
   Paychex, Inc.         4,600      148,135     131,284

Machinery - 2.55%
   Idex Corp.            4,700      151,555     108,946

Electronics Components - 2.51%
  Tyco Electronics       5,500      149,751     106,920





		Historical
Common Stocks - 100%	Shares	Cost	Value

Office Equipment - 2.44%
   Xerox Corp.          13,000      177,294     104,260

Foods & Beverages - 2.36%
   Sensient Technologies 4,000       80,550     100,920

Automotive - 2.32%
   Gentex Corp.         10,300      147,681      98,777

Utilities - Natural Resources - 2.27%
   Chesapeake Utilities
      Corp.              3,100       57,194      96,844

Oil & Related - 2.25%
   Helmerich & Paine     2,800       69,200      96,068

Insurance - 2.11%
   Gallagher Arthur J&Co. 3,700      92,691      90,132

Paper & Related Products - 1.81%
   Avery Dennison Corp.   2,200     114,734      77,044

Computers - Networking - 1.58%
   Cisco Systems, Inc.    3,800      55,371      67,526

Computers - Hardware - 1.24%
   Dell Corp.             4,350      90,055      53,070

Schwab Money Market - 24.31%                  1,037,149


Total Investments in Securities $ 3,674,180 $ 4,266,761

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Automotive                          $    98,777         2.32%
Banking & Finance                   $   153,883         3.61%
Biotech                             $   190,762         4.47%
Commercial Services                 $   131,284         3.08%
Computers - Hardware                $    53,070         1.24%
Computers - Networking              $    67,526         1.58%
Computers - Software                $   442,004        10.36%
Electrical Equipment                $   218,209         5.11%
Electronics Components              $   106,920         2.51%
Foods & Beverages                   $   100,920         2.36%
Insurance                           $    90,132         2.11%
Machinery                           $   108,946         2.55%
Medical Products & Supplies         $   268,206         6.29%
Office Equipment                    $   104,260         2.44%
Oil & Related                       $    96,068         2.25%
Paper & Related Products            $    77,044         1.81%
Pharmaceuticals                     $   212,984         4.99%
Retail - General                    $   183,750         4.31%
Retail - Specialty                  $   185,196         4.34%
Semiconductors                      $   242,827         5.69%
Utilities - Natural Resources       $    96,844         2.27%
                                    -----------       -------
Total Equities                      $ 3,229,612        75.69%

Cash & Equivalents                  $ 1,037,149        24.31%
                                    -----------       -------

Total Invested Assets               $ 4,266,761       100.00%
                                    ===========       =======






The accompanying notes are an integral part of these statements.








UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 AND FOR THE YEARS ENDED JUNE 30, 2008 AND 2007

                            OCTOBER           JUNE           JUNE
	                         2008           2007           2006
INVESTMENT INCOME:
   Dividends              $  28,411      $ 121,723      $ 120,940

EXPENSES:
   Management Fees           17,005         53,669         52,868
   Legal and Professional     6,164         12,020         11,468
   Director's Fees              650          1,200          1,200
   D&O/E&O                    2,873          7,685          5,129
   Fidelity Bond                919          1,058          1,058
   Taxes                        300            309            472
   Telephone                      0            137            208
   Registration Fees            118          1,275          1,137
   Custodian Fees             2,737          2,865          2,772
   Dues and Subscriptions       216          2,484          2,075
                           --------       --------       --------
Total expense                30,982         82,702         78,387
                           --------       --------       --------
Net investment income (loss) (2,571)        39,021         42,553

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
     securities transactions     0           2,740        271,683
Unrealized appreciation
     (depreciation) during
      the period	          (859,412)      (598,228)       546,434
                           --------       --------       --------
Net gain (loss) on
      investments	          (859,412)      (595,488)       818,117
                           --------       --------       --------

INCREASE (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS	   $(861,983)     $(556,467)     $ 860,670

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE FOUR MONTHS ENDED
OCTOBER 31, 2008 AND THE YEARS ENDED JUNE 30, 2008 AND 2007

                                   OCTOBER           JUNE           JUNE
	                                2008           2007           2006
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)   $   (2,571) $    39,021  $    42,553
  Net realized gain (loss) from
      security transactions               0        2,740      271,683
  Net change in unrealized appreciation
      (depreciation) of investments(859,412)    (598,228)     546,434
                                -----------  -----------  -----------
Increase (decrease) in net assets
      resulting from operations    (861,983)    (556,467)     860,670

CAPITAL SHARE TRANSACTION:
  Sales                             325,468      368,454      483,725
  Redemptions                       (92,678)     (71,018)    (678,722)
Total capital share transactions    232,790      297,436     (194,997)
                                -----------  -----------  -----------
Increase in net assets             (629,193)    (259,031)     665,673

NET ASSETS:
  Beginning of period             4,904,188    5,163,219    4,497,546
  End of period	               $ 4,274,995  $ 4,904,188  $ 5,163,219

The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2008


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $125,765 and ordinary income of $24,454 to its shareholders on December 27, 2006 in the form of stock dividends equal to 10,586.286 shares of stock. The Series made a distribution of its long term capital gains of $74,306, its short term capital gains of $70,928 and ordinary income of $17,901 to its shareholders on June 27, 2007 in the form of stock dividends equal to 10,992.948 shares of stock. The Series made a distribution of its long term capital gains of $86,821 and ordinary income of $22,790 to its shareholders on December 26, 2007 in the form of stock dividends equal to 7,735.411 shares of stock. The Series made a distribution of its ordinary income of $14,355 to its shareholders on June 27, 2008 in the form of stock dividends equal to 1,104.207 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the four months ended October 31, 2008, the Series purchased $509,741 of common stock. During the same period, the Series sold $0 of common stock.

For the year ended June 30, 2008, the Series purchased $1,509,753 of common stock. During the same period, the Series sold $1,275,745 of common stock.

For the year ended June 30, 2007, the Series purchased $1,524,478 of common stock. During the same period, the Series sold $1,660,698 of common stock.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $308,970 and the gross unrealized depreciation for all securities totaled $753,538, or a net unrealized depreciation of $444,568. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $3,674,180.

At June 30, 2008, the gross unrealized appreciation for all securities totaled $647,125 and the gross unrealized depreciation for all securities totaled $232,280, or a net unrealized appreciation of $414,845. The aggregate cost of securities for federal income tax purposes at June 30, 2008 was $3,164,439.

At June 30, 2007 the gross unrealized appreciation for all securities totaled $1,025,092 and the gross unrealized depreciation for all securities totaled $12,020, or a net unrealized appreciation of $1,013,072. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $2,927,692.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the four months ended October 31, 2008 and the years ended June 30, 2008 and June 30, 2007, the fund paid investment advisory fees of $17,005, $53,669 and $52,868, respectively.

On October 31, 2008, the fund had $3,739 included in accrued expenses, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

		Shares	Amount

Balance at June 30, 2006                 338,474.982     $ 4,269,530

Shares sold during 2007                   34,186.763         483,725
Shares Redeemed during 2007              (45,494.035)       (678,722)
Reinvestment of Distributions,
   December 27, 2006                      10,586.286         150,219
Reinvestment of Distributions,
   June 27, 2007                          10,992.948         163,135
Balance at June 30, 2007                 348,746.944     $ 4,387,887

Shares sold during 2008                   26,404.727         368,454
Shares Redeemed during 2008               (5,134.964)        (71,018)
Reinvestment of Distributions,
   December 26, 2007                       7,735.411         109,611
Reinvestment of Distributions,
   June 27, 2008                           1,104.207          14,355

Balance at June 30, 2008                 378,856.325     $ 4,809,289

Shares sold during short period 2008      28,641.407         325,468
Shares Redeemed during short period 2008  (7,089.452)        (92,678)

Balance at October 31, 2008              400,408.280     $ 5,042,079

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND
THE YEARS ENDED JUNE 30, 2008, 2007, 2006 AND 2005


                       October        June        June        June        June
                          2008        2008        2007        2006        2005

NET ASSET VALUE,
  beginning of period  $ 12.94     $ 14.81     $ 13.29     $ 13.97     $ 14.49

INCOME FROM INVESTMENT
  OPERATIONS
    Net investment
     income (loss)       (0.01)       0.10        0.12        0.03        0.02
  Net gain (loss) on
    securities both
    realized and
    unrealized           (2.25)      (2.31)       0.49       (1.56)      (1.47)

Total from investment
    operations           (2.26)      (2.21)       0.61       (1.53)      (1.45)

DISTRIBUTIONS
 Dividends                0.00        0.34        0.91        0.85        0.93

NET ASSET VALUE,
   end of period       $ 10.68     $ 12.94     $ 14.81     $ 13.29     $ 13.97


NET ASSETS,
   end of period    $4,274,995  $4,904,188  $5,163,219  $4,497,546  $4,094,614


                              Actual    Actual    Actual    Actual    Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*       0.64%     1.62%     1.56%     1.78%     1.64%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*      (0.05)%    0.77%     0.85%     0.21%     0.18%

PORTFOLIO TURNOVER RATE*       0.00%    25.03%    30.41%    15.33%    18.22%

TOTAL RETURN                 (28.44)%  (10.76)%   18.55%     1.30%     2.79%

* Per share amounts calculated using the average shares method











The accompanying notes are an integral part of these statements.



GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2008
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton Road South
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Bullfinch Fund, Inc. - Western New York Series


We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc - Western New York Series (a series within the
Bullfinch Fund, Inc.), including the schedule of investments, as of October 31, 2008, and the related statements of operations and changes in net assets for the four months ended October 31, 2008, and the years ending June 30, 2008 and 2007, and the financial highlights for the four months ended October 31, 2008 and four previous fiscal years ended June 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc - Western New York Series (a series within the Bullfinch Fund, Inc.) as of October 31, 2008, and the results of its operations and changes in net assets for the four months ended October 31, 2008, and the years ending June 30, 2008, and 2007 and its financial highlights for the four months ended October 31, 2008 and four previous fiscal years ended June 30, 2008 in conformity with accounting principles generally accepted in the United States of America.

/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
  December 22, 2008



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2008

ASSETS

Investments in securities, at fair value,
        identified cost of $642,996					$ 645,840

Cash                                                             116,611

Accrued interest and dividends			                       262

Prepaid expenses                                                   1,171
Unsettled Trades                                                  16,854
                                                              ----------

Total assets                                                   $ 780,738
                                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses								    $     2,070

Due to Shareholder Transaction                                     7,102
                                                              ----------


NET ASSETS

Net assets (equivalent to $11.02 per share
    based on 70,012.201 shares of stock outstanding)             771,566
                                                              ----------

Total Liabilities and Net Assets						$ 780,738
                                                              ==========

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      70,012.201 Shares Outstanding                            $ 801,265

Accumulated net investment loss                                  (32,543)

Net unrealized appreciation on investments                         2,844
                                                              ----------

Net assets at October 31, 2008                                 $ 771,566
                                                              ==========




The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2008


                              Historical
Common Stocks - 100%	           Shares       Cost        Value


Electrical Equipment - 10.07%
   Corning, Inc.                   1,900     21,672       20,577
   General Electric Co.            1,100     29,902       21,461
   Ultralife Batteries, Inc.       4,000     25,175       34,760
                                           --------     --------
                                             76,749       76,798
Banking & Finance - 8.18%
   Community Bank System           1,200     23,452       29,940
   M&T Bank Corp.                    400     38,896       32,440
                                           --------     --------
                                             62,348       62,380

Aerospace - 6.52%
   Harris Corporation                500     24,989       17,975
   Moog, Inc. Class A                637     15,976       22,371
   Northrop Grumman                  200      2,536        9,378
                                           --------     --------
                                             43,501       49,724

Electronic Components - 6.46%
   Astronics Corp. Cl B              350          0        4,225
   Astronics Corp.                 1,400     15,396       17,500
   IEC Electronics Corp.           4,518      6,984        8,087
   Tyco Electronics                1,000     27,259       19,440
                                           --------     --------
                                             49,639       49,252

Medical Products & Supplies - 5.64%
   Greatbatch Technologies           850     18,984       18,488
   Johnson & Johnson                 400     22,617       24,536
                                           --------     --------
                                             41,601       43,024

Real Estate & Related - 4.68%
   Home Properties  Inc.             400     16,297       16,196
   Sovran Self Storage               600     23,459       19,470
                                           --------     --------
                                             39,756       35,666

Automotive - 4.23%
   Monro Muffler Brake Inc.        1,500     23,212       32,295

Railroads - 3.94%
   Genesee & Wyoming Class A         900      2,522       30,015

Metal Fabrication & Hardware - 3.86%
   Graham Corp.                    1,400     15,140       29,400

Commercial Services - 3.70%
   Harris Interactive, Inc.        2,200      6,935        2,552
   Paychex, Inc.                     900     24,805       25,686
                                           --------     --------
                                             31,740       28,238

Steel - 3.48%
   Gilbraltar Industries Inc.      2,000     25,111       26,500

Computers - Software - 3.12%
   Oracle                          1,300     16,642       23,777

Machinery - 2.92%
   Columbus McKinnon Corp.           100      2,344        1,404
   Idex Corporation                  900     29,028       20,862
                                           --------     --------
                                             31,372       22,266



                              Historical
Common Stocks - 100%	           Shares       Cost        Value

Retail - Specialty - 2.90%
   Fastenal Co.                      550     19,186       22,143

Foods & Beverages - 2.47%
   Constellation Brands, Inc.      1,500     15,118       18,810

Utilities - Natural Resources - 2.37%
   National Fuel Gas Co.             500     11,250       18,095

Computers - Services - 2.29%
   Computer Task Group, Inc.       3,500     11,872       17,465

Photographic Equipment and Suppliers - 1.92%
   Eastman Kodak                   1,600     34,170       14,656

Telecommunications - 1.80%
   Frontier Communications         1,800     20,663       13,698

Office Equipment - 1.47%
   Xerox Corp.                     1,400     17,817       11,228

Computers - Distributors - 0.70%
   Ingram Micro                      400      4,230        5,332

Apparel - 0.62%
   Hartmarx Corp.                  8,000     31,788        4,720

Packaging and Containers - 0.44%
   Mod Pac Corporation             1,130      4,875        3,333

Airlines - 0.39%
   Southwest Airlines Co.            250      3,447        2,945

Computers - Hardware - 0.32%
   Dell Corporation                  200      5,329        2,440

Health Care Service Provider - 0.14%
  VirtualScopics Inc.              2,000      2,981        1,040

Industrial Materials - 0.08%
   Servotronics, Inc.                100        937          600


Schwab Money Market - 15.29%                             116,611


Total Investments in Securities	        $ 642,996    $ 762,451

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                          $       49,724      6.52%
Airlines                           $        2,945      0.39%
Apparel                            $        4,720      0.62%
Automotive                         $       32,295      4.23%
Banking & Finance                  $       62,380      8.18%
Commercial Services                $       28,238      3.70%
Computers - Distributors           $        5,332      0.70%
Computers - Hardware               $        2,440      0.32%
Computers - Services               $       17,465      2.29%
Computers - Software               $       23,777      3.12%
Electrical Equipment               $       76,798     10.07%
Electronics Components             $       49,252      6.46%
Foods & Beverages                  $       18,810      2.47%
Health Care Service Provider       $        1,040      0.14%
Industrial Materials               $          600      0.08%
Machinery                          $       22,266      2.92%
Medical Products & Supplies        $       43,024      5.64%
Metal Fabrication & Hardware       $       29,400      3.86%
Office Equipment                   $       11,228      1.47%
Packaging & Containers             $        3,333      0.44%
Photographic Equipment & Suppliers $       14,656      1.92%
Railroads                          $       30,015      3.94%
Real Estate & Related              $       35,666      4.68%
Retail - Specialty                 $       22,143      2.90%
Steel                              $       26,500      3.48%
Telecommunications                 $       13,698      1.80%
Utilities - Natural Resources      $       18,095      2.37%
                                   --------------   --------
Total Equities                     $      645,840     84.71%

Cash & Equivalents                 $      116,611     15.29%
                                   --------------   --------
Total Invested Assets              $      762,451    100.00%

                                   ==============   ========



The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 AND THE YEARS ENDED JUNE 30, 2008 AND JUNE 30, 2007

                              OCTOBER           JUNE           JUNE
                                 2008           2008           2007
INVESTMENT INCOME:
   Dividends               $    4,826     $   15,049     $    9,665
EXPENSES:
   Management fees              3,422          9,448          8,117
   Reimbursement of
      Management Fees               0           (156)        (1,000)
   Legal and Professional         707          1,380          1,384
   Director's Fees                650          1,200          1,200
   D&O/E&O                        319            902            522
   Fidelity Bond                  102            117            117
   Taxes                          300            150            454
   Telephone                        0            137            208
   Registration Fees              107            300            418
   Custodian Fees                 702            394            224
   Dues and Subscriptions         216          1,284          1,275
                              -------        -------        -------
Total expense                  6,525          15,156         12,919
                              -------        -------        -------
Net investment income (loss)  (1,699)           (107)        (3,254)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from securities
     Transactions               (446)         21,036          3,805
Unrealized appreciation (depreciation)
     during the period        (134,961)     (100,995)        80,397
                              -------        -------        -------
Net gain (loss)
     on investments           (135,407)      (79,959)        84,202

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS $(137,106)   $  (80,066)     $  80,948

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE FOUR MONTHS ENDED
OCTOBER 31, 2008 AND THE YEARS ENDED JUNE 30, 2008 AND JUNE 30, 2007

                                     OCTOBER           JUNE           JUNE
	                                  2008           2008           2006
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)   $   (1,699)        $ (107)      $  (3,254)
   Net realized gain (loss) from
       security transactions            (446)        21,036           3,805
   Net change in unrealized appreciation
      (depreciation) of investments (134,961)      (100,995)         80,397
                                  -----------    -----------     -----------
Increase (decrease) in net assets
       resulting from operations    (137,106)       (80,066)         80,948

CAPITAL SHARE TRANSACTIONS:
   Sales                             151,830        122,449          15,512
   Redemptions                        (7,102)        (6,000)              -
                                  -----------    -----------     -----------
Total capital share transactions     144,728        116,449          15,512
                                  -----------    -----------     -----------
Increase in net assets                7,622          36,383          96,460

NET ASSETS:
   Beginning of period              763,944         727,561         631,101
   End of period                  $ 771,566       $ 763,944       $ 727,561

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2008



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long-term capital gains of $3,850 to its shareholders on December 27, 2006, in the form of stock dividends equal to 286.269 shares of stock. The Series made a distribution of its long-term capital gains of $24,796 to its shareholders on December 26, 2007, in the form of stock dividends equal to 1,711.274 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the four months ended October 31, 2008, the Series purchased $179,389 of common stock. During the same period, the Series sold $49,919 of common stock.

For the year ended June 30, 2008, the Series purchased $216,441 of common stock. During the same period, the Series sold $122,654 of common stock.

For the year ended June 30, 2007, the Series purchased $54,739 of common stock. During the same period, the Series sold $32,472 of common stock.

At October 31, 2008, the gross unrealized appreciation for all securities totaled $119,091 and the gross unrealized depreciation for all securities totaled $116,247, or a net unrealized appreciation of $2,844. The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $642,996.

At June 30, 2008, the gross unrealized appreciation for all securities totaled $205,277 and the gross unrealized depreciation for all securities totaled $67,473, or a net unrealized appreciation of $137,804. The aggregate cost of securities for federal income tax purposes at June 30, 2008 was $513,973.

At June 30, 2007, the gross unrealized appreciation for all securities totaled $255,545 and the gross unrealized depreciation for all securities totaled $16,747, or a net unrealized appreciation of $238,798. The aggregate cost of securities for federal income tax purposes at June 30, 2007 was $399,149.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the four months ended October 31, 2008 and the years ended June 30, 2008 and June 30, 2007, the fund paid investment advisory fees of $3,422, $9,292 and $7,117, respectively.

On October 31, 2008, the fund had $820 included in accrued expenses, as owed to Carosa, Stanton and DePaolo Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

		Shares	Amount


Balance at June 30, 2006	                    47,564.952	$ 495,930

Shares sold during 2007	                     1,143.476	   15,512
Shares redeemed during 2007	                            -            -
Reinvestment of Distributions, December 27, 2006   286.269	    3,850

Balance at June 30, 2007	                    48,994.697	$ 515,292

Shares sold during 2008	                     8,926.488	  122,449
Shares redeemed during 2008	                      (418.003)	   (6,000)
Reinvestment of Distributions, December 26, 2007 1,711.274	   24,796

Balance at June 30, 2008				   59,214.456	$ 656,537

Shares sold during short period 2008             11,499.549      151,830
Shares redeemed during short period 2008           (701.804)      (7,102)

Balance at October 31, 2008                      70,012.201    $ 801,265

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 AND
THE YEARS ENDED JUNE 30, 2008, 2007, 2006 AND 2005


                       October        June        June        June        June
                          2008        2008        2007        2006        2005
NET ASSET VALUE,
    beginning of period $ 12.90    $ 14.85    $  13.27    $  12.88     $ 12.22

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
     (loss)               (0.02)     (0.00)      (0.07)       (0.07)     (0.10)
  Net gain (loss) on
     securities both
     realized and
     unrealized           (1.86)     (2.43)       1.57        (0.49)      0.76
Total from investment
     Operations           (1.88)     (2.43)       1.50        (0.56)      0.66

DISTRIBUTIONS
    Dividends              0.00       0.48        0.08         0.95       0.00

NET ASSET VALUE,
    end of period       $ 11.02    $ 12.90     $ 14.85      $ 13.27    $ 12.88

NET ASSETS, end of period $771,566 $763,944    $727,561     $631,101   $548,251


                        Actual    Actual    Actual    Actual    Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*     0.79%     2.00%     1.98%     1.92%     2.00%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*   0.79%     2.03%     2.13%     2.35%     2.26%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS* (0.21)%   (0.01)%   (0.50)%   (0.53)%   (0.87)%

PORTFOLIO TURNOVER RATE* 6.07%    16.22%     4.98%    15.79%     4.64

TOTAL RETURN            (26.93)% (10.18)%   12.53%    10.57%     5.40%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                     1/1/08       6/30/08 Expense Ratio During Period+
Unrestricted Series	$ 1,000.00	$   926.93	        1.6%	      $  7.64
Greater Western
   New York Series	   1,000.00	     918.21	        2.0%	      $  9.51
HYPOTHETICAL++
Unrestricted Series	   1,000.00	  1,025.00	        1.6%	      $  8.03
Greater Western
   New York Series	   1,000.00	  1,025.00	        2.0%	      $ 10.04

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2008 to June 30, 2008).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.




BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 48  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 50      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;
  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Terrance B. Mulhern, 47 Vice-President  Term of Office:  Executive Vice-President           2            N/A
  169 Church Street                     N/A              Carosa, Stanton &
  Victor,                               Length of Time   DePaolo Asset
  NY  14564                             Served:          Management, LLC;
                                        Since 2003       Vice-President,
                                                         Bullfinch Fund, Inc.;
                                                         Senior Vice-President,
                                                         Clover Capital;

Bradford L. McAdam, 52  Vice-President  Term of Office:  Vice-President           2            N/A
  7109 Chili-Riga Ctr Rd                N/A              Carosa, Stanton &
  Churchville,                          Length of Time   DePaolo Asset
  NY  14428                             Served:          Management, LLC;
                                        Since 1998       Vice-President,
                                                         Bullfinch Fund, Inc.

Betsy Kay Carosa, 48    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 49   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 48   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 48 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Aecon Buildings, Inc.;
  Seattle,                              Length of Time   Project Manager,
  WA  98103                             Served:          American Home Builders;
                                        Since 1997       Senior Project Manager,
                                                         Mego Construction

Bryan D. Hickman, 64    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008



Lois Niland, 57         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 48 Director        Term of Office:  President                2            N/A
  105 Dorchester Road   Audit           N/A              Reynolds & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000




PROXY VOTING GUIDELINES
Carosa, Stanton & DePaolo Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the independent directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa, Stanton & DePaolo Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1. Nature, extent and quality of service provided by the Adviser - the independent directors noted the unprecedented access they have to the adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser;
2. The overall performance of the Series' relative to the performance of other funds in the Funds' peer group and its benchmark - the independent directors noted the Series' long-term performance exceeded the benchmarks and were in-line with or better than it peers (as reported by Lipper).
3. The cost of Adviser services and the profits realized by the Adviser - the independent directors noted the Adviser is not charging and is not receiving an excessive amount of profit for, among other reasons, its continued subsidization of the Greater Western New York Series.
4. Extent to which economies of scale would be realized as a fund group - the independent directors noted the advisery fee schedule includes breakpoints and that the Fund is not subject to sales charges or Rule 12b-1 fees.
5. Do fee levels reflect economies of scale for the benefit of fund investors?
- the independent directors noted the adviser has already agreed to cap the fees at 2% and reduce that cap to 1.5% when a Series' assets exceed $10 million. The independent directors noted there was an increase in expenses primarily due to the D&O/E&O costs and expressed a desire for increased direct marketing in order to further take advantage of economies of scale.
6. For the above comparison of fees and services, the board relied on material provided by the adviser, and, because much of this material came from third party sources, the board did not obtain information independent of the investment adviser.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.



Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2008     06/30/2008

            Audit Fees              $ 6,000          $10,200

            Audit-Related Fees      $     0          $     0
            Tax Fees                $     0          $ 2,000
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: December 24, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: December 24, 2008